Stock-Based Compensation - Early Exercise of Employee Options (Details) - Early exercise employee option - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Early Exercisable Shares, Number of shares:
Unvested shares outstanding at beginning of the period (shares)	327,100	663,930
Early exercised	25,034	18,469
Vested (shares)	(205,451)	(340,502)
Repurchased		(14,797)
Unvested shares outstanding at end of the period (shares)	146,683	327,100
Early Exercisable Shares, Weighted-Average Exercise Price Per Share:
Exercise price at the beginning of the period ($ per share)	$ 5.33	$ 5.36
Early exercised ($ per share)	8.84	9.48
Vested ($ per share)	5.62	5.65
Repurchased ($ per share)		4.36
Exercise price at the end of the period ($ per share)	$ 5.53	$ 5.33
Share repurchase liability related to the unvested shares	$ 0.8	$ 1.8